Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	937,968	968,451	988,468
Granted	209,377	258,958	175,984
Exercised	(112,962)	(243,117)	(172,708)
Expired	(1,317)
Cancelled	(43,175)	(46,324)	(23,293)
Balance at end of period	989,891	937,968	968,451
Exercisable at year end	416,541	434,179	411,724
Exercisable warrants in the money at year end	360,539	434,179	411,724
Weighted average exercise price of warrants at beginning	kr 1,770.31	kr 1,501.49	kr 1,247.22
Weighted average exercise price of warrants granted	2,632.02	2,244.22	2,282.35
Weighted average exercise price of warrants exercised	1,341.40	1,154.95	780.48
Weighted average exercise price of warrants expired	1,225.18
Weighted average exercise price of warrants cancelled	2,274.50	2,029.00	1,956.91
Weighted average exercise price of warrants at ending	1,980.25	1,770.31	1,501.49
Weighted Average Exercise Price Of Warrants Exercisable	1,416.25	1,265.68	1,058.41
Weighted Average Exercise Price Of Warrants Exercisable In Money	kr 1,272.37	kr 1,265.68	kr 1,058.41
Percentage of share capital attributed to exercise of warrants	1.00%	1.00%	1.00%
Weighted average exercise price of fair market value	kr 2,657.76	kr 2,815.33	kr 2,439.80
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,920	10,658	11,941
Granted	403	1,541	1,217
Exercised		(1,558)	(2,500)
Transfers		(8,721)
Balance at end of period	2,323	1,920	10,658
Exercisable at year end	875	617	6,594
Exercisable warrants in the money at year end	617	617	6,594
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	129,798	159,634	140,815
Granted			1,287
Exercised	(11,900)	(29,836)	(7,250)
Transfers	21,295		24,782
Balance at end of period	139,193	129,798	159,634
Exercisable at year end	123,345	118,571	135,723
Exercisable warrants in the money at year end	123,345	118,571	135,723
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	773,014	739,000	732,577
Granted	198,001	250,005	167,080
Exercised	(74,672)	(176,948)	(105,726)
Expired	(1,200)
Cancelled	(32)	(13,670)	(477)
Transfers	(103,396)	(25,373)	(54,454)
Balance at end of period	791,715	773,014	739,000
Exercisable at year end	246,635	282,296	219,386
Exercisable warrants in the money at year end	192,945	282,296	219,386
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	33,236	59,159	103,135
Granted	10,973	7,412	6,400
Exercised	(26,390)	(34,775)	(57,232)
Expired	(117)
Cancelled	(43,143)	(32,654)	(22,816)
Transfers	82,101	34,094	29,672
Balance at end of period	56,660	33,236	59,159
Exercisable at year end	45,686	32,695	50,021
Exercisable warrants in the money at year end	43,632	32,695	50,021